Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Summary of goodwill

At 1 January 2019 and 31 December 2018 (Predecessor)	1,121,138
Elimination of Predecessor goodwill arising from the acquisition of Chindex in 2014	(1,121,138)
Addition arising from the Business Combination (Note 23)	6,056,253
At 31 December 2019 (Successor)	6,056,253

Schedule of carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the CGUs

	Operating	Operating	Expansion
	assets_Tier 1	assets_Tier 2	assets	Total
Carrying amount of goodwill	3,596,102	364,841	2,095,310	6,056,253
Carrying amount of brand with indefinite useful life	939,200	222,500	567,500	1,729,200